Schedule of selling expenses (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (46,586)	kr (35,235)
Staff costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(36,093)	(30,990)
Professional services [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(4,609)	(1,710)
Depreciation and amortization [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(1,507)	(815)
Advertising costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	(2,702)	(313)
Other costs [member]
IfrsStatementLineItems [Line Items]
Total selling expenses	kr (1,675)	kr (1,407)